Schedule Amortization Expense Related to Existing Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
2026 (Remaining 6 months)	$ 58,452
2027	115,516
2028	114,769
2029	114,619
2030	114,538
Thereafter	126,335
Total	$ 644,229